Investment - Schedule of Investments at Amortized Cost and Fair Value (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, fair value	¥ 141,584	$ 22,218	¥ 124,132
Available-for-sale debt investments, fair value	2,557	401	2,865
Short-term Investments | Corporate Debt Securities
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, Cost or Amortized cost less allowance for credit losses	140,686		123,537
Held-to-maturity debt investments, gross unrecognized holding gains	898		595
Held-to-maturity debt investments, fair value	141,584	22,218	124,132
Available-for-sale debt investments, Cost or Amortized cost less allowance for credit losses	2,547		2,862
Available-for-sale debt investments, gross unrealized gains	10		3
Available-for-sale debt investments, fair value	2,557	401	2,865
Long-term investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, fair value	8,014	1,258	9,754
Available-for-sale debt investments, fair value	2,262	355	2,607
Equity investments at fair value with readily determinable fair value, fair value	16,375	2,570	12,978
Investments accounted for at fair value, fair value	4,228	663	2,238
Long-term investments | Corporate Debt Securities
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Available-for-sale debt investments, Cost or Amortized cost less allowance for credit losses	2,820		2,804
Available-for-sale debt investments, gross unrealized gains	216		166
Available-for-sale debt investments, gross unrealized losses	(774)		(363)
Available-for-sale debt investments, fair value	2,262	355	2,607
Investments accounted for at fair value, cost or amortized cost	1,974		1,580
Investments accounted for at fair value, gross unrealized gains	2,653		885
Investments accounted for at fair value, gross unrealized Losses	(399)		(227)
Investments accounted for at fair value, fair value	4,228	663	2,238
Long-term investments | Ordinary Shares
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Equity investments at fair value with readily determinable fair value, cost or amortized cost	15,046		8,419
Equity investments at fair value with readily determinable fair value, gross unrealized gains	6,046		7,342
Equity investments at fair value with readily determinable fair value, gross unrealized loss	(4,717)		(2,783)
Equity investments at fair value with readily determinable fair value, fair value	¥ 16,375	$ 2,570	¥ 12,978